UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05715
                                                    -------------
            The Gabelli Convertible and Income Securities Fund Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: June 30, 2005
                                             --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [LOGO OMITTED]

                                                             THE GABELLI
                                                             CONVERTIBLE AND
                                                             INCOME SECURITIES
                                                             FUND INC.


             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                               Semi-Annual Report
                                  June 30, 2005


TO OUR SHAREHOLDERS,
      During the second quarter of 2005, the Gabelli Convertible and Income Securities Fund's (the "Fund") total return rose 1.9% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index and the Lipper Convertible Securities Fund Average rose 1.4% and 1.1%, respectively. For the six month period ended June 30, 2005, the Fund's NAV total return was up 2.0% versus declines of 0.8% and 2.7% for the S&P 500 Index and the Lipper Convertible Securities Fund Average, respectively. The Fund's market price rose 10.5% and 12.3% during the second quarter and the six month period ended June 30, 2005, respectively. TheFund's market price on June 30, 2005 was $9.93, which equated to a 22.9% premium to its NAV of $8.08.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                                 Since
                                                             Year to                                            Inception
                                                      Quarter   Date    1 Year  3 Year  5 Year  10 Year  15 Year  (7/3/89)
                                                      -------   ----    ------  ------  ------  -------  -------  ---------
  GABELLI CONV. & INC. SEC. FUND NAV RETURN (B) .....  1.88%   1.96%    4.58%   5.65%   3.44%   5.91%    7.32%    7.49%
  GABELLI CONV. & INC. SEC. FUND INV. RETURN (C)      10.45   12.34     8.06    7.17   10.15    8.52     N/A(D)   5.29(D)

  S&P 500 Index .....................................  1.37   (0.81)    6.32    8.28   (2.37)   9.94    10.64    11.00
  Lipper Convertible Securities Fund Average ........  1.08   (2.66)    3.30    9.36    1.33    8.48     9.76     9.52

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DIVIDENDS ARE CONSIDERED REINVESTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS
     THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NET ASSET VALUE ("NAV"), REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ADJUSTMENTS FOR RIGHTS OFFERINGS, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN BASED ON INITIAL NET ASSET VALUE OF $10.00.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN BASED ON AN INITIAL OFFERING PRICE OF $11.25 AS OF MARCH 31, 1995. SEE (D).
(d) THE FUND CONVERTED TO CLOSED-END STATUS ON MARCH 31, 1995 AND HAD NO OPERATING HISTORY ON THE NEW YORK STOCK EXCHANGE PRIOR TO THAT DATE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)


The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments:


U.S. Treasury Bills ...............................  19.0%
Energy and Utilities ..............................  11.1%
Automotive: Parts and Accessories .................   7.9%
Communications Equipment ..........................   7.3%
Food and Beverage .................................   5.9%
Business Services .................................   5.4%
Broadcasting ......................................   5.0%
Financial Services ................................   4.8%
Aviation: Parts and Services ......................   4.1%
Aerospace .........................................   4.0%
Health Care .......................................   4.0%
Computer Software and Services ....................   3.7%
Telecommunications ................................   2.6%
Diversified Industrial ............................   2.4%
Transportation ....................................   2.0%
Hotels and Gaming .................................   1.3%
Real Estate .......................................   1.3%
Equipment and Supplies ............................   1.1%
Wireless Communications ...........................   1.1%
Retail ............................................   1.0%
Consumer Products .................................   0.9%
Cable and Satellite ...............................   0.9%
Electronics .......................................   0.8%
Entertainment .....................................   0.7%
Metals and Mining .................................   0.7%
Cable .............................................   0.6%
Automotive ........................................   0.1%
Computer Hardware .................................   0.1%
Manufactured Housing and Recreational Vehicles ....   0.1%
Specialty Chemicals ...............................   0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC. (THE "FUND") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING
      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to the Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING -- MAY 9, 2005 -- FINAL RESULTS

      The Annual Meeting of Shareholders was held on May 9, 2005 at the Hyatt Regency in Old Greenwich, Connecticut. At that meeting, common shareholders and preferred shareholders voting together as a single class elected Anthonie C. van Ekris and Salvatore J. Zizza as Directors of the Fund. There were 9,471,667 votes and 9,471,578 votes cast in favor of each Director and 92,653 votes and 92,783 votes were withheld for each Director, respectively. In addition, Preferred shareholders voting as a separate class elected Anthony J. Colavita as a Director of the Fund. There were 967,625 votes cast in favor of this Director and 4,475 votes withheld for this Director.

      Mario J. Gabelli, E. Val Cerutti, Dugald A. Fletcher, Karl Otto Pohl, Anthony R. Pustorino and Werner J. Roeder continue to serve in their capacities as Directors of the Fund.

      We thank you for your participation and appreciate your continued support.

            THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL                                                  MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

             CONVERTIBLE CORPORATE BONDS -- 38.6%
             AEROSPACE -- 3.2%
 $  830,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 .......  $    812,500    $    919,225
  3,692,000  Kaman Corp., Sub. Deb. Cv.,
               6.000%, 03/15/12 .......     3,527,651       3,655,080
                                         ------------    ------------
                                            4,340,151       4,574,305
                                         ------------    ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.6%
  3,000,000  Pep Boys -
               Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07 .......     2,985,154       2,910,000
  6,900,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 .......     5,636,962       6,555,000
                                         ------------    ------------
                                            8,622,116       9,465,000
                                         ------------    ------------
             BROADCASTING -- 4.3%
             Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,
  5,000,000    6.000%, 09/15/12 .......     4,052,505       4,212,500
  2,200,000    4.875%, 07/15/18 .......     2,092,110       2,007,500
                                         ------------    ------------
                                            6,144,615       6,220,000
                                         ------------    ------------
             BUSINESS SERVICES -- 5.2%
    900,000  BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(c)       882,893               0
  3,000,000  Franklin Resources Inc., Cv.,
               Zero Coupon, 05/11/31 ..     1,852,685       2,193,750
  1,200,000  Navistar Financial Corp.,
               Sub. Deb. Cv.,
               4.750%, 04/01/09 .......     1,133,445       1,185,000
             Trans-Lux Corp.,
               Sub. Deb. Cv.,
  2,600,000    8.250%, 03/01/12 .......     2,512,910       2,613,000
  1,500,000    7.500%, 12/01/06 .......     1,502,484       1,498,125
                                         ------------    ------------
                                            7,884,417       7,489,875
                                         ------------    ------------
             CABLE -- 0.6%
    400,000  Adelphia Communications
               Corp., Sub. Deb. Cv.,
               3.250%, 05/01/21+ (c) ..       127,000          22,000
    800,000  Charter Communications Inc., Cv.,
               4.750%, 06/01/06 .......       616,821         800,000
    100,000  Mediacom Communications
               Corp., Cv.,
               5.250%, 07/01/06 .......       100,000         100,125
                                         ------------    ------------
                                              843,821         922,125
                                         ------------    ------------

   PRINCIPAL                                                  MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

             COMMUNICATIONS EQUIPMENT -- 6.7%
$ 2,600,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 .......  $  2,668,563    $  2,632,500
    600,000  Corning Inc., Deb. Cv.,
               Zero Coupon, 11/08/15 ..       473,133         477,000
  2,000,000  Lucent Technologies Inc.,
               Sub. Deb. Cv.,
               8.000%, 08/01/31 .......     2,076,716       2,065,000
  2,650,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 .......     2,579,487       2,484,375
  2,000,000  TriQuint Semiconductor Inc.,
               Sub. Deb. Cv.,
               4.000%, 03/01/07 .......     1,954,488       1,952,500
                                         ------------    ------------
                                            9,752,387       9,611,375
                                         ------------    ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.7%
  2,500,000  DoubleClick Inc.,
               Sub. Deb. Cv.,
               Zero Coupon, 07/15/23 ..     2,399,399       2,406,250
                                         ------------    ------------
             CONSUMER PRODUCTS -- 0.1%
    100,000  Church & Dwight Co. Inc.,
               Deb. Cv.,
               5.250%, 08/15/33 (b) ...       100,000         132,875
                                         ------------    ------------
             DIVERSIFIED INDUSTRIAL -- 0.7%
    300,000  EDO Corp., Sub. Deb. Cv.,
               5.250%, 04/15/07 .......       305,661         310,500
  1,400,000  Roper Industries Inc., Cv.,
               1.481%, 01/15/34 .......       681,886         729,750
                                         ------------    ------------
                                              987,547       1,040,250
                                         ------------    ------------
             ELECTRONICS -- 0.8%
     10,000  Artesyn Technologies Inc.,
               Sub. Deb. Cv.,
               5.500%, 08/15/10 (b) ...        10,592          12,563
  1,000,000  Oak Industries Inc.,
               Sub. Deb. Cv.,
               4.875%, 03/01/08 .......       873,298       1,075,000
                                         ------------    ------------
                                              883,890       1,087,563
                                         ------------    ------------
             ENERGY AND UTILITIES -- 1.6%
    500,000  Devon Energy Corp., Deb. Cv.,
               4.950%, 08/15/08 .......       499,796         564,375
  1,400,000  Mirant Corp., Deb. Cv.,
               2.500%, 06/15/21+ (c) ..       950,976       1,022,000
    257,000  Moran Energy Inc.,
               Sub. Deb. Cv.,
               8.750%, 01/15/08 .......       184,776         255,715

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL                                                  MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
$   400,000  Unisource Energy Corp., Cv.,
               4.500%, 03/01/35 (b). ..  $    404,075    $    407,500
                                         ------------    ------------
                                            2,039,623       2,249,590
                                         ------------    ------------
             EQUIPMENT AND SUPPLIES -- 1.0%
  1,414,000  Robbins & Myers Inc.,
               Sub. Deb. Cv.,
               8.000%, 01/31/08 .......     1,430,906       1,456,420
                                         ------------    ------------
             FOOD AND BEVERAGE -- 0.3%
    500,000  Parmalat Capital, Cv.,
               Zero Coupon,
               12/31/05+ (c) ..........       300,730         124,041
    900,000  Parmalat Netherlands BV, Cv.,
               Zero Coupon,
               06/30/21+ (c) ..........       831,156         337,633
                                         ------------    ------------
                                            1,131,886         461,674
                                         ------------    ------------
             HEALTH CARE -- 0.7%
  1,000,000  IVAX Corp., Sub. Deb. Cv.,
               4.500%, 05/15/08 .......       953,370       1,002,500
    150,000  Sabratek Corp., Sub. Deb. Cv.,
               Zero Coupon,
               04/15/06+ (a)(c) .......        84,763               0
                                         ------------    ------------
                                            1,038,133       1,002,500
                                         ------------    ------------
             HOTELS AND GAMING -- 0.3%
    200,000  Hilton Group Finance
               Jersey Ltd., Cv.,
               3.375%, 10/02/10 .......       423,539         420,016
     10,000  Wynn Resorts Ltd.,
               Sub. Deb. Cv.,
               6.000%, 07/15/15 (b) ...        10,202          21,775
                                         ------------    ------------
                                              433,741         441,791
                                         ------------    ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
    100,000  Fleetwood Enterprises Inc., Cv.,
               5.000%, 12/15/23 (b) ...       100,000         114,250
                                         ------------    ------------
             METALS AND MINING -- 0.7%
  1,000,000  Inco Ltd., Cv.,
               Zero Coupon, 03/29/21 ..     1,004,428       1,010,000
                                         ------------    ------------
             REAL ESTATE -- 1.3%
             Palm Harbor Homes Inc., Cv.,
    450,000    3.250%, 05/15/24 .......       388,591         405,562
  1,550,000    3.250%, 05/15/24 (b) ...     1,532,171       1,396,938
                                         ------------    ------------
                                            1,920,762       1,802,500
                                         ------------    ------------

   PRINCIPAL                                                  MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

            RETAIL -- 0.0%
  $  60,000  Costco Wholesale Corp.,
               Sub. Deb. Cv.,
               Zero Coupon, 08/19/17 ..  $     46,758    $     61,425
                                         ------------    ------------
             TELECOMMUNICATIONS -- 0.8%
     80,000  AMNEX Inc., Sub. Deb. Cv.,
               Zero Coupon,
               09/25/49+ (a)(b)(c)(d)          71,772               0
     50,000  Commonwealth Telephone
               Enterprises Inc., Cv.,
               3.250%, 07/15/23 (b) ...        49,653          54,250
  1,000,000  Rogers Communications Inc.,
               Deb. Cv.,
               2.000%, 11/26/05 .......       982,985       1,128,750
                                         ------------    ------------
                                            1,104,410       1,183,000
                                         ------------    ------------
             TRANSPORTATION -- 0.8%
             GATX Corp., Cv.,
    500,000    7.500%, 02/01/07 (b) ...       500,000         583,125
    500,000    7.500%, 02/01/07 .......       566,239         583,125
                                          -----------      ----------
                                            1,066,239       1,166,250
                                         ------------    ------------
             WIRELESS COMMUNICATIONS -- 1.1%
  1,500,000  Nextel Communications Inc., Cv.,
               5.250%, 01/15/10 .......     1,125,019       1,513,125
                                         ------------    ------------
             TOTAL CONVERTIBLE
               CORPORATE BONDS ........    54,400,248      55,412,143
                                         ------------    ------------

    SHARES
    ------

             CONVERTIBLE PREFERRED STOCKS -- 9.3%
             AEROSPACE -- 0.7%
      8,000  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B        932,160       1,000,000
                                         ------------    ------------
             AUTOMOTIVE -- 0.1%
      2,000  Ford Motor Co. Capital Trust II,
               6.500% Cv. Pfd. ........        92,705          80,660
      5,000  General Motors Corp.,
               4.500% Cv. Pfd., Ser. A        125,000         121,600
                                         ------------    ------------
                                              217,705         202,260
                                         ------------    ------------
             AVIATION: PARTS AND SERVICES -- 4.1%
     49,000  Coltec Capital Trust,
               5.250% Cv. Pfd. ........     2,032,375       2,437,750
     35,000  Sequa Corp.,
               $5.00 Cv. Pfd. .........     2,690,370       3,430,000
                                         ------------    ------------
                                            4,722,745       5,867,750
                                         ------------    ------------

                 See accompanying notes to financial statements.

            THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             BROADCASTING -- 0.7%
        100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (a)(b)(d) .......  $  1,000,000    $  1,020,000
                                         ------------    ------------
             BUSINESS SERVICES -- 0.2%
     15,738  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(b)(d) ......     1,514,203         350,202
     20,000  Key3Media Group Inc.,
               5.500% Cv. Pfd.,
               Ser. B+ (a) ............       500,000             117
                                         ------------    ------------
                                            2,014,203         350,319
                                         ------------    ------------
             COMMUNICATIONS EQUIPMENT -- 0.6%
        800  Lucent Technologies
               Capital Trust I,
               7.750% Cv. Pfd. ........       556,750         783,700
                                         ------------    ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
             WHX Corp.,
     54,000    $3.75 Cv. Pfd., Ser. B+        270,123          89,100
     28,000    6.500% Cv. Pfd., Ser. A+       216,762          46,200
                                          -----------      ----------
                                              486,885         135,300
                                         ------------    ------------
             ENERGY AND UTILITIES -- 0.8%
      6,000  AES Trust III,
               6.750% Cv. Pfd. ........       229,530         289,800
        500  El Paso Corp.,
               4.990% Cv. Pfd.+ (b) ...       479,193         531,034
        300  El Paso Corp. Capital Trust I,
               4.750% Cv. Pfd., Ser. C         11,460          11,415
      4,000  FPL Group Inc.,
               8.000% Cv. Pfd., Ser. B        247,419         258,440
                                         ------------    ------------
                                              967,602       1,090,689
                                         ------------    ------------
             ENTERTAINMENT -- 0.7%
      2,000  Metromedia International
               Group Inc.,
               7.250% Cv. Pfd.+ .......        26,611          58,000
     45,000  Six Flags Inc.,
               7.250% Cv. Pfd., Ser. B        851,255         915,300
                                         ------------    ------------
                                              877,866         973,300
                                         ------------    ------------
             HOTELS AND GAMING -- 0.0%
        210  Wyndham International Inc.,
               9.750% Cv. Pfd., Ser. A+         5,987          14,946
                                         ------------    ------------


                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             TELECOMMUNICATIONS -- 1.0%
     15,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B   $    427,662    $    676,500
     15,000  Philippine Long Distance
               Telephone Co.,
               $3.50 Cv. Pfd., Ser. III       627,635         772,500
                                         ------------    ------------
                                            1,055,297       1,449,000
                                         ------------    ------------
             TRANSPORTATION -- 0.3%
      2,700  GATX Corp.,
               $2.50 Cv. Pfd. .........       376,585         462,375
                                         ------------    ------------
             TOTAL CONVERTIBLE
               PREFERRED STOCKS .......    13,213,785      13,349,639
                                         ------------    ------------

             COMMON STOCKS -- 31.5%
             AEROSPACE -- 0.1%
      5,000  Kaman Corp., Cl. A .......        65,268          90,200
                                         ------------    ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.3%
     16,000  Dana Corp. ...............       281,988         240,160
     40,000  Genuine Parts Co. ........     1,543,879       1,643,600
                                         ------------    ------------
                                            1,825,867       1,883,760
                                         ------------    ------------
             CABLE AND SATELLITE -- 0.9%
     20,000  Cablevision Systems Corp.,
               Cl. A+ .................       301,447         644,000
      5,000  DIRECTV Group Inc.+ ......        89,457          77,500
     18,000  EchoStar Communications
               Corp., Cl. A ...........       553,293         542,700
     19,500  Loral Space &
               Communications Ltd.+ ...         3,765           5,655
                                         ------------    ------------
                                              947,962       1,269,855
                                         ------------    ------------
             COMPUTER HARDWARE -- 0.1%
      2,000  International Business
               Machines Corp. .........       152,180         148,400
                                         ------------    ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.0%
     28,000  Ask Jeeves Inc.+ .........       900,815         845,320
     55,000  Storage Technology Corp.+      2,002,330       1,995,950
                                         ------------    ------------
                                            2,903,145       2,841,270
                                         ------------    ------------
             CONSUMER PRODUCTS -- 0.8%
      2,000  Avon Products Inc. .......        73,975          75,700
     20,000  Gillette Co. .............     1,022,250       1,012,600
     10,000  Swedish Match AB .........       117,392         113,610
                                         ------------    ------------
                                            1,213,617       1,201,910
                                         ------------    ------------

                 See accompanying notes to financialstatements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES -- 8.7%
      4,000  Anadarko Petroleum Corp. .  $    271,991    $    328,600
     10,000  BP plc, ADR ..............       472,303         623,800
      3,000  CH Energy Group Inc. .....        83,900         145,890
     10,000  ConocoPhillips ...........       281,536         574,900
      2,000  Cooper Cameron Corp.+ ....       116,464         124,100
     25,000  Duke Energy Corp. ........       472,434         743,250
     30,000  Exxon Mobil Corp. ........     1,171,440       1,724,100
     30,448  FPL Group Inc. ...........       981,160       1,280,643
     20,000  Great Plains Energy Inc. .       598,719         637,800
     33,000  Kaneb Services LLC .......     1,421,980       1,428,240
      1,500  Murphy Oil Corp. .........        69,018          78,345
      4,000  National Fuel Gas Co. ....       107,880         115,640
     40,000  Northeast Utilities ......       722,124         834,400
     10,000  Progress Energy Inc., CVO+         5,200           1,350
     15,000  Public Service Enterprise
               Group Inc. .............       752,900         912,300
     20,000  Royal Dutch Petroleum Co.        989,253       1,298,000
     10,000  SJW Corp. ................       296,128         470,100
     12,000  Unocal Corp. .............       640,237         780,600
     20,000  Xcel Energy Inc. .........       334,874         390,400
                                         ------------    ------------
                                            9,789,541      12,492,458
                                         ------------    ------------
             EQUIPMENT AND SUPPLIES -- 0.1%
      5,000  Mueller Industries Inc. ..       220,747         135,500
      3,000  Tomkins plc, ADR .........        56,900          57,060
                                         ------------    ------------
                                              277,647         192,560
                                         ------------    ------------
             FINANCIAL SERVICES -- 4.8%
     32,000  Alliance Capital
               Management Holding LP ..     1,076,624       1,495,680
     40,000  American Express Co. .....     2,107,963       2,129,200
      4,000  American International
               Group Inc. .............       243,058         232,400
     12,000  Argonaut Group Inc.+ .....       203,647         277,080
     60,000  Citigroup Inc. ...........     2,790,063       2,773,800
                                         ------------    ------------
                                            6,421,355       6,908,160
                                         ------------    ------------
             FOOD AND BEVERAGE -- 5.6%
     10,000  Allied Domecq plc, ADR ...       373,673         484,700
     10,000  Cadbury Schweppes
               plc, ADR ...............       344,243         383,300
     17,000  Coca-Cola Co. ............       753,844         709,750
     70,000  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A ...     5,483,818       5,698,000
     15,000  General Mills Inc. .......       750,668         701,850
                                         ------------    ------------
                                            7,706,246       7,977,600
                                         ------------    ------------


                                                              MARKET
     SHARES                                   COST            VALUE
   ----------                               --------        --------

             HEALTH CARE -- 3.3%
     12,000  Bristol-Myers Squibb Co. .  $    319,665    $    299,760
     17,800  Eli Lilly & Co. ..........     1,038,342         991,638
     27,000  Merck & Co. Inc. .........       939,869         831,600
     82,000  Pfizer Inc. ..............     2,438,702       2,261,560
     15,000  Schering-Plough Corp. ....       236,353         285,900
                                         ------------    ------------
                                            4,972,931       4,670,458
                                         ------------    ------------
             HOTELS AND GAMING -- 1.0%
     20,000  Argosy Gaming Co.+ .......       930,238         932,200
    100,000  Hilton Group plc .........       479,570         512,873
                                          -----------      ----------
                                            1,409,808       1,445,073
                                          -----------      ----------
             RETAIL -- 1.0%
     50,000  Albertson's Inc. .........     1,165,595       1,034,000
    100,000  JumboSports Inc.+ ........             0               0
     20,000  Safeway Inc. .............       418,380         451,800
                                         ------------    ------------
                                            1,583,975       1,485,800
                                         ------------    ------------
             SPECIALTY CHEMICALS -- 0.1%
      5,000  E.I. du Pont de
               Nemours and Co. ........       236,931         215,050
                                         ------------    ------------
             TELECOMMUNICATIONS -- 0.8%
      2,000  ALLTEL Corp. .............       112,931         124,560
     20,000  AT&T Corp. ...............       366,286         380,800
     20,000  MCI Inc. .................       429,810         514,200
      5,000  SBC Communications Inc. ..       113,100         118,750
                                         ------------    ------------
                                            1,022,127       1,138,310
                                         ------------    ------------
             TRANSPORTATION -- 0.9%
     30,000  Overnite Corp. ...........     1,278,500       1,289,400
                                         ------------    ------------
             WIRELESS COMMUNICATIONS -- 0.0%
         49  Winstar Communications
               Inc.+ (a) ..............           438               0
                                         ------------    ------------
             TOTAL COMMON
               STOCKS .................    41,807,538      45,250,264
                                         ------------    ------------

             PREFERRED STOCKS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
      3,679  PTV Inc., 10.000% Pfd.,
               Ser. A .................             0           9,657
                                         ------------    ------------

                See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL                                                 MARKET
     AMOUNT                                   COST            VALUE
   ----------                               --------        --------

             CORPORATE BONDS -- 1.0%
             DIVERSIFIED INDUSTRIAL -- 1.0%
$ 2,000,000  GP Strategies Corp.,
               Sub. Deb.,
               6.000%, 08/14/08 (a)(d)   $  1,557,958    $  1,357,143
                                         ------------    ------------

    SHARES
    ------

             WARRANTS -- 0.6%
             CONSUMER PRODUCTS -- 0.0%
      4,331  Pillowtex Corp.,
               expire 11/24/09+ (a) ...       120,955               0
                                         ------------    ------------
             DIVERSIFIED INDUSTRIAL -- 0.6%
    250,000  GP Strategies Corp.,
               expire 08/14/08+ (a)(d)        637,065         819,283
    379,703  National Patent Development
               Corp., expire
               08/14/08+ (a)(d) .......             0          97,980
                                         ------------    ------------
                                              637,065         917,263
                                         ------------    ------------
             TOTAL WARRANTS                   758,020         917,263
                                         ------------    ------------
   PRINCIPAL
    AMOUNT
   ---------

             SHORT-TERM OBLIGATIONS -- 19.0%
             U.S.  GOVERNMENT  OBLIGATIONS -- 19.0%
$27,485,000  U.S.  Treasury Bills,
               2.718% to 3.221%++,
               07/07/05 to 10/20/05 ...    27,292,199      27,291,118
                                         ------------    ------------
             TOTAL SHORT-TERM
               OBLIGATIONS ............    27,292,199      27,291,118
                                         ------------    ------------
             TOTAL INVESTMENTS -- 100.0% $139,029,748     143,587,227
                                         ============

             OTHER ASSETS IN EXCESS OF LIABILITIES ..       2,058,687
                                                         ------------

             PREFERRED STOCK
               (991,800 preferred shares outstanding)     (49,770,000)
                                                         ------------

             NET ASSETS -- COMMON STOCK
               (11,866,695 common shares outstanding)    $ 95,875,914
                                                         ============
NET ASSET VALUE PER COMMON SHARE
   ($95,875,914 / 11,866,695 shares outstanding) ....           $8.08
                                                                =====
----------
(a)  Securities  fair  valued  under  procedures  established  by the  Board  of
     Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $3,644,725 or 2.54% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of Rule 144A securities amounted to $4,624,512 or 3.22% of total investments. Except as noted in (d), these securities are liquid.
(c)  Bond in default.
(d) At June 30, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board as follows:

ACQUISITION
  SHARES/                                                                            06/30/05
 PRINCIPAL                                        ACQUISITION      ACQUISITION    CARRYING VALUE
  AMOUNT    ISSUER                                    DATE            COST           PER UNIT
----------- ------                                -----------      -----------    --------------
    80,000  Amnex Inc., 8.500%, 09/25/49.            09/15/97      $   70,363    $         --
$2,000,000  GP Strategies Corp. 6.000%, 08/14/08     08/14/03       1,362,935          0.6786
   250,000  GP Strategies Corp.
              Warrants expire 08/14/08               08/08/03         657,065          3.2771
       100  Gray Television Inc.,
              8.000% Cv. Pfd., Ser. C                04/22/02       1,000,000     10,200.0000
    15,738  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A .              05/03/02       1,514,203         22.2520
   379,703  National Patent Development Corp.
              Warrants expire 08/14/08.              11/24/05              --          0.2580

 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation

                See accompanying notes to financial statements.

           THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

ASSETS:
  Investments, at value (cost $139,029,748) ...........   $143,587,227
  Cash ................................................        213,797
  Dividends and interest receivable ...................        959,090
  Receivable for investments sold .....................        660,000
  Unrealized appreciation on swap contracts ...........        545,251
  Other assets ........................................          3,722
                                                          ------------
  TOTAL ASSETS ........................................    145,969,087
                                                          ------------
LIABILITIES:
  Payable for investments purchased ...................        114,809
  Payable for investment advisory fees ................         78,435
  Payable for legal and audit fees ....................         27,404
  Payable for shareholder communications expenses .....         26,643
  Dividends payable ...................................         21,210
  Payable for payroll expenses ........................         15,805
  Payable for shareholder services fees ...............          1,106
  Other accrued expenses and liabilities ..............         37,761
                                                          ------------
  TOTAL LIABILITIES ...................................        323,173
                                                          ------------
PREFERRED STOCK:
  Series B Cumulative  Preferred Stock (6.00%,
    $25 liquidation value, $0.001 par value,
    1,995,000 shares authorized with 990,800
    shares issued and outstanding) ....................     24,770,000
  Series C Cumulative Preferred Stock (Auction
    Rate, $25,000 liquidation value, $0.001 par
    value, 5,000 shares authorized with 1,000
    shares issued and outstanding) ....................     25,000,000
                                                          ------------
  TOTAL PREFERRED STOCK ...............................     49,770,000
                                                          ------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS ................................   $ 95,875,914
                                                          ============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value .........................     $   11,867
  Additional paid-in capital ..........................     92,622,902
  Accumulated net realized loss on investments,
    swap contracts and foreign
    currency transactions .............................     (1,861,550)
  Net unrealized appreciation on investments
    and swap contracts ................................      5,102,730
  Net unrealized depreciation on foreign
    currency translations .............................            (35)
                                                          ------------
  NET ASSETS ..........................................   $ 95,875,914
                                                          ============
  NET ASSET VALUE PER COMMON SHARE:
    ($95,875,914 / 11,866,695 shares outstanding;
    998,000,000 shares authorized of
    $0.001 par value)                                            $8.08
                                                                 =====


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $12,986) .........     $1,076,441
  Interest ............................................      2,088,293
                                                            ----------
  TOTAL INVESTMENT INCOME .............................      3,164,734
                                                            ----------
EXPENSES:
  Investment advisory fees ............................        723,364
  Shareholder communications expenses .................         58,311
  Payroll expenses ....................................         43,006
  Directors' fees .....................................         32,669
  Auction agent fees ..................................         31,200
  Legal and audit fees ................................         31,091
  Shareholder services fees ...........................         24,995
  Custodian fees ......................................         21,250
  Miscellaneous expenses ..............................         55,972
                                                            ----------
  TOTAL EXPENSES ......................................      1,021,858
  LESS:
    Advisory fee reduction ............................       (246,805)
    Custodian fee credit ..............................         (1,039)
                                                            ----------
    TOTAL REDUCTIONS AND CREDITS ......................       (247,844)
                                                            ----------
  TOTAL NET EXPENSES ..................................        774,014
                                                            ----------
  NET INVESTMENT INCOME ...............................      2,390,720
                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS AND
  FOREIGN CURRENCY:
  Net realized loss on investments ....................       (261,053)
  Net realized loss on swap contracts .................        (62,282)
  Net realized gain on foreign currency transactions ..        139,838
                                                            ----------
  Net realized loss on investments, swap contracts
    and foreign currency transactions .................       (183,497)
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts and foreign
    currency translations .............................        696,867
                                                            ----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    SWAP CONTRACTS AND FOREIGN CURRENCY ...............        513,370
                                                            ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...................................      2,904,090
                                                            ----------
  Total Distributions to Preferred
    Stock Shareholders ................................     (1,112,867)
                                                            ----------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS ...................................     $1,791,223
                                                            ==========


                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                       SIX MONTHS ENDED
                                                                                         JUNE 30, 2005           YEAR ENDED
                                                                                          (UNAUDITED)         DECEMBER 31, 2004
                                                                                       ----------------       -----------------
OPERATIONS:
  Net investment income ..............................................................    $ 2,390,720           $  4,383,059
  Net realized loss on investments, swap contracts and foreign currency transactions         (183,497)              (977,009)
  Net change in unrealized appreciation/depreciation on investments, swap
    contracts and foreign currency translations ......................................        696,867                615,236
                                                                                          -----------           ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................      2,904,090              4,021,286
                                                                                          -----------           ------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ..............................................................     (1,112,867)*           (1,864,559)
                                                                                          -----------           ------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS ................................     (1,112,867)            (1,864,559)
                                                                                          -----------           ------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS ........................................................      1,791,223              2,156,727
                                                                                          -----------           ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ..............................................................     (1,277,853)*           (2,086,763)
  Return of capital ..................................................................     (3,403,466)*           (7,136,741)
                                                                                          -----------           ------------
  TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...................................     (4,681,319)            (9,223,504)
                                                                                          -----------           ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon reinvestment of
    dividends and distributions ......................................................      1,334,039              2,830,783
  Net increase in net assets from repurchase of preferred shares .....................             --                 12,828
  Offering costs for preferred shares charged to paid-in capital .....................             --                 (3,000)
                                                                                          -----------           ------------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ............................      1,334,039              2,840,611
                                                                                          -----------           ------------
  NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS ...............     (1,556,057)            (4,226,166)
NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
  Beginning of period ................................................................     97,431,971            101,658,137
                                                                                          -----------           ------------
  End of period ......................................................................    $95,875,914           $ 97,431,971
                                                                                          ===========           ============

----------
*Amounts are subject to change and recharacterization at fiscal year end.


                 See accompanying notes to financial statements.

            THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION. The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as an open-end diversified management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors (the "Board"), upon approval at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

     Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the "80% Policy"). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments on the Series C Preferred Stock.

     The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.

     The Fund has entered into one interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2005 are as follows:

              NOTIONAL                                VARIABLE RATE*               TERMINATION           UNREALIZED
               AMOUNT            FIXED RATE        (RATE RESET MONTHLY)               DATE              APPRECIATION
             ---------           ----------        --------------------            -----------          ------------
             $25,000,000           3.145%                  3.13%                  April 2, 2008           $545,251

----------
*Based on Libor (London Interbank Offered Rate).

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund's investments. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from that determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     Distributions to shareholders of the Fund's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $416,684 and to decrease accumulated net realized loss on investments, swap contracts and foreign currency transactions by $416,684.

     The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                                              YEAR ENDED
                                                          DECEMBER 31, 2004
                                                       -------------------------
                                                        COMMON        PREFERRED
                                                       -------------------------
    DISTRIBUTIONS PAID FROM:
    Ordinary income
      (inclusive of short term capital gains) .....    $2,086,763    $1,864,559
    Non-taxable return of capital .................     7,136,741            --
                                                       ----------    ----------
    Total distributions paid ......................    $9,223,504    $1,864,559
                                                       ==========    ==========

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Net unrealized appreciation ..............    $2,727,775
           Other ....................................      (207,793)
                                                         ----------
           Total ....................................    $2,519,982
                                                         ==========

     Other is primarily due to dividends payable and defaulted interest.

     Differences between amounts reported on a tax basis and those reported on a book basis are primarily due to timing of recognition of capital gains on investments held by the Fund.

     The following summarizes the tax cost of investments, swap contracts, foreign currency and related unrealized appreciation/depreciation at June 30, 2005:

                                                            GROSS              GROSS       NET UNREALIZED
                                                         UNREALIZED         UNREALIZED      APPRECIATION
                                           COST         APPRECIATION       DEPRECIATION    (DEPRECIATION)
                                           ----         ------------       ------------    --------------
           Investments ............   $139,815,479      $ 9,666,003       $(5,894,255)       $3,771,748
           Swap contracts .........             --          545,251                --           545,251
           Foreign currency .......             --               --               (35)              (35)
                                                        -----------       -----------        ----------
                                                        $10,211,254       $(5,894,290)       $4,316,964
                                                        ===========       ===========        ==========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the Common Shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or net swap expense of the Cumulative Preferred Stock for the fiscal year.

     The Fund's total return on the net asset value of the Common Shares is monitored on a monthly basis to assess whether the total return on the net asset value of the Common Shares exceeds the stated dividend rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2005, the Fund's total return on the net asset value of the Common Shares did not exceed the stated dividend rate or net swap expense of all outstanding preferred stock. Thus, management fees with respect to the liquidation value of the preferred stock assets in the amount of $246,805 were not accrued.

     During the six months ended June 30, 2005, Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, received $34,797 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $2,022 for the period of January 1, 2005 through June 30, 2005, which is included in payroll expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Costs of purchases and proceeds from the sales of securities, other than short term securities, for the six months ended June 30, 2005 aggregated $42,622,006 and $11,949,772, respectively.

5. CAPITAL. The charter permits the Fund to issue one billion shares of common stock (par value $0.001). The Board of the Fund has authorized the repurchase of up to 500,000 shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2005, the Fund did not repurchase any shares of common stock. All shares of common stock repurchased have been retired.

     Transactions in common stock were as follows:

                                                             SIX MONTHS ENDED
                                                               JUNE 30, 2005                YEAR ENDED
                                                                (UNAUDITED)              DECEMBER 31, 2004
                                                          ----------------------      -----------------------
                                                            Shares      Amount          Shares       Amount
                                                          ----------  ----------      ---------    ----------
           Shares issued upon reinvestment of dividends
             and distributions ..........................   149,655    $1,334,039       295,393    $2,830,783
                                                            -------    ----------       -------    ----------
           Net increase .................................   149,655    $1,334,039       295,393    $2,830,783
                                                            =======    ==========       =======    ==========

     The Fund's Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6% Series B and Series C Auction Rate Cumulative Preferred Stock at a redemption price of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On March 18, 2003, the Fund received net proceeds of $23,996,775 (after underwriting discounts of $787,500 and offering expenses of $215,725) from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price. The Board has authorized the repurchase in the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2005, the Fund did not repurchase any shares of 6% Series B Cumulative Preferred Stock. At June 30, 2005, 990,800 shares of the 6% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $16,513.

     On March 18, 2003, the Fund received net proceeds of $24,534,275 (after underwriting discounts of $250,000 and offering expenses of $215,725) from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The dividend rates of Series C Auction Rate Cumulative Preferred Stock ranged from 1.77% to 3.33% for the six months ended June 30, 2005. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2005, the Fund did not redeem any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2005, 1,000 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 3.33% and accrued dividends amounted to $4,625.

     The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of common stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

6. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:                  JUNE 30, 2005  -----------------------------------------------------------
                                                    (UNAUDITED)(D)    2004(D)      2003(D)      2002        2001        2000
                                                   ---------------- ----------    ---------   --------    --------    ---------

OPERATING PERFORMANCE:
  Net asset value, beginning of period ..............   $ 8.32       $ 8.90        $ 8.44      $ 9.92      $ 10.02     $ 11.40
                                                        ------       ------        ------      ------      -------     -------
  Net investment income .............................     0.22         0.34          0.31        0.49         0.68        0.72
  Net realized and unrealized gain (loss) on
    investments .....................................     0.02         0.01          1.19       (0.76)        0.32       (0.52)
                                                        ------       ------        ------      ------      -------     -------
  Total from investment operations ..................     0.24         0.35          1.50       (0.27)        1.00        0.20
                                                        ------       ------        ------      ------      -------     -------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income .............................    (0.09)(g)    (0.16)        (0.11)      (0.28)       (0.18)      (0.13)
  Net realized gain on investments ..................       --(g)        --         (0.03)         --        (0.12)      (0.17)
                                                        ------       ------        ------      ------      -------     -------
  Total distributions to preferred stock shareholders    (0.09)       (0.16)        (0.14)      (0.28)       (0.30)      (0.30)
                                                        ------       ------        ------      ------      -------     -------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS .................................     0.15         0.19          1.36       (0.55)        0.70       (0.10)
                                                        ------       ------        ------      ------      -------     -------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income .............................    (0.11)(g)    (0.18)        (0.17)      (0.27)       (0.48)      (0.57)
  Net realized gain on investments ..................       --(g)        --         (0.03)         --        (0.33)      (0.73)
  Paid-in capital ...................................    (0.29)(g)    (0.62)        (0.60)      (0.48)          --          --
                                                        ------       ------        ------      ------      -------     -------
  Total distributions to common stock shareholders ..    (0.40)(g)    (0.80)        (0.80)      (0.75)       (0.81)      (1.30)
                                                        ------       ------        ------      ------      -------     -------
CAPITAL SHARE TRANSACTIONS:
  Increase in net asset value from common share
    transactions ....................................     0.01         0.03          0.02        0.02         0.01        0.02
  Decrease in net asset value from shares issued in
    rights offering .................................       --           --            --       (0.20)          --          --
  Increase in net asset value from repurchase of
    preferred shares ................................       --         0.00(a)         --          --           --          --
  Offering costs for preferred shares charged to
    paid-in capital .................................       --         0.00(a)      (0.12)         --           --          --
                                                        ------       ------        ------      ------      -------    -------
  Total capital share transactions ..................     0.01         0.03         (0.10)      (0.18)        0.01        0.02
                                                        ------       ------        ------      ------      -------    -------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD .....................   $ 8.08       $ 8.32        $ 8.90      $ 8.44      $  9.92     $ 10.02
                                                        ======       ======        ======      ======      =======     =======
  Net asset value total return + ....................      2.0%         1.5%         14.5%       (7.0)%        7.0%        0.0%
                                                        ======       ======        ======      ======      =======     =======
  Market value, end of period .......................   $ 9.93       $ 9.24       $ 10.54      $ 8.55      $ 10.90      $ 9.13
                                                        ======       ======        ======      ======      =======     =======
  Total investment return ++ ........................     12.3%        (4.8)%        33.9%      (14.2)%       29.1%       (1.7)%
                                                        ======       ======        ======      ======      =======     =======

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF COMMON STOCK          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:                  JUNE 30, 2005  -----------------------------------------------------------
                                                    (UNAUDITED)(D)    2004(D)      2003(D)      2002        2001        2000
                                                   ---------------- ----------    ---------   --------    --------    ---------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation value of preferred
    shares, end of period (in 000's) ...............  $145,646     $147,202      $151,658   $108,774      $110,074    $108,066
  Net assets attributable to common shares,
    end of period (in 000's) .......................  $ 95,876     $ 97,432      $101,658   $ 93,774      $ 80,074    $ 78,066
  Ratio of net investment income to average
    net assets attributable to common stock ........      5.01%(f)     4.41%         3.47%      5.32%         6.58%       6.49%
  Ratio of operating expenses to average net assets
    attributable to common stock before fee reduction     2.14%(f)     2.12%         1.93%      1.77%         1.83%       1.82%
  Ratio of operating expenses to average net assets
    attributable to common stock net of fee reduction (e) 1.62%(f)     1.61%         1.93%      1.58%         1.46%       1.48%
  Ratio of operating expenses to average net assets
    including liquidation value of preferred shares
    before fee reduction ...........................      1.41%(f)     1.41%         1.37%      1.30%         1.34%       1.35%
  Ratio of operating expenses to average net assets
    including liquidation value of preferred shares
    net of fee reduction (e) .......................      1.07%(f)     1.07%         1.37%      1.15%         1.07%       1.10%
  Portfolio turnover rate ..........................        11%          57%           39%        56%           59%        169%
PREFERRED STOCK:
  8.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ......        --           --            --    $15,000       $30,000     $30,000
  Total shares outstanding (in 000's) ..............        --           --            --        600         1,200       1,200
  Liquidation preference per share .................        --           --            --     $25.00        $25.00      $25.00
  Average market value (b) .........................        --           --            --     $25.83        $25.80      $24.31
  Asset coverage per share .........................        --           --            --    $181.29        $91.73      $90.06
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ......   $24,770      $24,770       $25,000         --            --          --
  Total shares outstanding (in 000's) ..............       991          991         1,000         --            --          --
  Liquidation preference per share .................    $25.00       $25.00        $25.00         --            --          --
  Average market value (b) .........................    $25.15       $24.90        $25.33         --            --          --
  Asset coverage per share .........................    $73.16       $73.94        $75.83         --            --          --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ......   $25,000      $25,000       $25,000         --            --          --
  Total shares outstanding (in 000's) ..............         1            1             1         --            --          --
  Liquidation preference per share .................   $25,000      $25,000       $25,000         --            --          --
  Average market value (b) .........................   $25,000      $25,000       $25,000         --            --          --
  Asset coverage per share .........................   $73,159      $73,941       $75,829         --            --          --
  ASSET COVERAGE (C) ...............................       293%         296%          303%       725%          367%        360%

----------
   + Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions at net asset value on the ex-dividend date. Total return for the period of less than one year is not annualized.
  ++ Based on market value per share, adjusted for reinvestment of distributions on the payment date. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.005 per share.
 (b) Based on weekly prices.
 (c) Asset  coverage is calculated  by combining all series of preferred  stock.
 (d) See Note 2 to Financial Statements (Swap Agreements).
 (e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
 (f) Annualized
 (g) Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

           BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT

At its meeting on February 16, 2005, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the Adviser's portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium and long-term performance of the Fund since inception against a peer group of convertible securities and income/preferred stock closed-end funds and equity closed-end funds. The directors noted that the Fund's performance was poor in relation to its peer group although understandable in relation to the conservative position taken by the Fund.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors noted that the Fund needed significantly more assets before economies of scale could be realized. The independent directors agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of convertible and income/preferred stock closed-end funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The directors noted that the Fund's expense ratios were above average and the Fund's size was below average within this group. The directors did not compare the management fee to the fee for other types of accounts managed by an affiliated adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and a marginal performance record. The independent directors also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Convertible and Income Securities Fund Inc. ("Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

             The Gabelli Convertible and Income Securities Fund Inc.
                                  c/o EquiServe
                                 P.O. Box 43010
                            Providence, RI 02940-3010

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at (800) 336-6983.

      Shareholders wishing to liquidate reinvested shares held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Fund's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43010, Providence, RI02940-3010 such that EquiServe receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

Dugald A. Fletcher
   PRESIDENT, FLETCHER & COMPANY, INC.

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   MEDICAL DIRECTOR,
   LAWRENCE HOSPITAL

Anthonie C. van Ekris
   MANAGING DIRECTOR,
   BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.


OFFICERS
Bruce N. Alpert
   PRESIDENT & TREASURER

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Laurissa M. Martire
   VICE PRESIDENT AND OMBUDSMAN

James E. McKee
   SECRETARY

A. Hartswell Woodson, III
   ASSOCIATE PORTFOLIO MANAGER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                             Common       6.00% Preferred
                           ----------     ---------------
NYSE-Symbol:                   GCV           GCV Pr B
Shares Outstanding:        11,866,695         990,800

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Convertible Securities Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Convertible Securities Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.



--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice  is hereby  given in  accordance  with  Section  23(c) of the  Investment
Company Act of 1940, as amended, that The Gabelli Convertible and Income Securities Fund may from time to time purchase shares of its common stock in the open market when The Gabelli Convertible and Income Securities Fund shares are trading at a discount of 10% or more from the net asset value of the shares. The Gabelli Convertible and Income Securities Fund may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM





                                                              SEMI-ANNUAL REPORT
                                                              JUNE 30, 2005





                                                                    GCV-SA-Q2/05

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                   REGISTRANT PURCHASES OF EQUITY SECURITIES


=============================================================================================================================
                                                                (C) TOTAL NUMBER OF          (D) MAXIMUM NUMBER (OR
                                                                  SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
            (A) TOTAL  NUMBER OF                                PURCHASED AS PART OF        SHARES (OR UNITS) THAT MAY
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID      PUBLICLY ANNOUNCED         YET BE PURCHASED UNDER THE
 PERIOD          PURCHASED             PER SHARE (OR UNIT)        PLANS OR PROGRAMS              PLANS OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 11,717,040
01/01/05
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
01/31/05
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 11,717,040
02/01/05
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
02/28/05
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 11,793,001
03/01/05
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
03/31/05
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 11,793,001
04/01/05
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
04/30/05
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 11,793,001
05/01/05
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
05/31/05
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 11,866,695
06/01/05
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
06/30/05
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

     Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Convertible and Income Securities Fund Inc.
             ---------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.